Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
12	SHARE-BASED COMPENSATION
On June 20, 2014, the shareholders and Board of Directors (the “Board”) of the Company approved a resolution to reserve a total of 3,001,365 ordinary shares of the Company for the purpose of issuing share option awards to its eligible employees, officers or directors of the Group (the
“Pre-IPO
Plan”). On August 20, 2016, the shareholders and the Board approved a resolution to increase the share option pool to 3,690,599. On April 19, 2018, the shareholders and the Board further approved a resolution to increase the share option pool up to 5,290,234. Awards under the
Pre-IPO
Plan generally have vesting period over a period of 3 to 4 years and a contractual life of 10 years.
In January 2019, the shareholders and the Board approved a Management Share Incentive plan (“Management Plan”) for key executive management personnel. Under the Management Plan, the maximum number of ordinary shares reserved for issuance is 5% of the total outstanding number of shares of the Company on an as converted and fully diluted basis (after taking into account the options granted under the plan). Awards under the Management Plan have vesting period over a period of 4 years and have a contractual life of 10 years.
In May 2020, the shareholders and the Board approved an equity incentive plan (“2020 Plan”). Under the 2020 Plan, the Company is authorized to grant up to 4,512,276 ordinary shares in the form of options, restricted shares and restricted share units. Awards under the 2020 Plan have vesting period over a period of 4 years and options granted under the 2020 Plan have a
10-year
contractual life.
In December 2021, the shareholders and the Board approved an equity incentive plan (“2021 Plan”). Under the 2021 Plan, the Company is authorized to grant options to purchase up to 12,533,016 ordinary shares. The 2021 Plan consists of 2 vesting tranches, with vesting contingent on a
5-year
service condition and achievement of certain market conditions. The first tranche of the 2021 Plan will vest if the Company’s valuation based the preceding
60-day
average closing share price reaches US$10 billion before the fifth anniversary of grant date. The second tranche of the 2021 Plan will vest if the Company valuation reaches US$15 billion before seventh anniversary of the grant date.
In September 2022, the shareholders and the Board approved an equity incentive plan (“2022 Plan”). Under the 2022 Plan, the Company is authorized to grant options to purchase up to 11,775,525 ordinary shares. The 2022 Plan consists of 3 vesting tranches, with vesting contingent on a
5-year
service condition and achievement of certain market conditions. The first tranche of the 2022 Plan will vest if the Company’s valuation based the preceding
60-day
average closing share price reaches US$2 billion before the fifth anniversary of grant date. The second tranche of the 2022 Plan will vest if the Company valuation reaches US$4 billion before seventh anniversary of the grant date. The third tranche of the 2022 Plan will vest if the Company valuation reaches US$10 billion before seventh anniversary of the grant date. The 2022 Plan and the grant of the awards thereunder replaced the Company’s 2021 Plan and the grant of the awards thereunder.

As of September 26, 2022, 10,383,868 options outstanding under 2021 Plan were replaced by 10,125,723 options newly granted under 2022 Plan and 50 eligible employees were affected in total by the replacement. The replacement was accounted for as a modification to the original awards and the total incremental cost resulting from the modification was RMB13,246.
In May 2023, the shareholders and the Board approved an equity incentive plan (“2023 Plan”). Under the 2023 Plan, the Company is authorized to grant options to purchase up to 4,755,000 ordinary shares. Awards under the 2020 Plan have vesting period over a period of 4 years and options granted under the 2020 Plan have a
10-year
contractual life.
On May 9, 2020, the shareholders and the Board approved the ESIP No. 1, pursuant to which the Group may issue up to 2,614,636 Class A ordinary shares to qualified employees at US$13.2 per share, representing a 20% discount from the Group’s Class A ordinary share IPO price. On June 25, 2020, the shareholders and the Board approved the ESIP No. 2, pursuant to which the Group allowed qualified employees to purchase the Group’s Class A ordinary shares at US$20.02 per share, representing a 30% discount from the
5-day
volume weighted average price of the Company’s ADSs between June 17, 2020 and June 23, 2020. Each qualified employee can subscribe up to RMB2,000 worth of shares, depending on their position and length of service with the Group.
Shares subscribed under both ESIP No. 1 and ESIP No. 2 are subject to a three-year vesting period, with 10%, 40% and 50% of ESIP No. 1 shares vesting on the first, second and third anniversary of the Company’s IPO, respectively, and 10%, 40% and 50% of ESIP No. 2 shares vesting on the first, second and third anniversary of the subscription date, respectively. The Group accounts for awards under the ESIP No. 1 and ESIP No. 2 as a grant of restricted share awards subject to vesting condition.
In December 2022, the Group modified ESIP No. 1 and ESIP No. 2 for 90 eligible employees by adding a 5% per annum guaranteed return based on each employee’s respective subscription price. The guaranteed return is payable when the eligible employee reach the end of their original three-year vesting period. The Group accounted for the guaranteed return as an additional cash settled component to the original restricted share awards, subject to a three-year service period from the original subscription date. The Group recorded incremental expenses related to the cash settled component of RMB27,413 for the year ended December 31, 2022.

Share options
The Group determined the fair value of share-based payment awards granted without market conditions using the Black-Scholes model and determined the fair value of share-based payment awards granted with market conditions using the Monte Carlo Simulation model. The Black-Scholes models and Monte Carlo Simulation model all require subjective assumptions, including the grant date fair value of the ordinary shares, expected volatility, exercise multiple, risk-free rate and dividend yield. The Group used the grant date closing ADS price quoted on NASDAQ exchange to determine the fair value of its ordinary shares. For expected volatility, the Group referenced historical volatility of several comparable peer companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on management’s expected dividend policy over the contractual life of the options.
The assumptions used to estimate the fair values of the share options granted are as follows:

	For the years ended December 31,
	2022	2023	2024
Risk-free interest rate	1.52%-3.94%	3.48%-4.61%	3.70%-4.57%
Dividend yield	0%	0%	0%
Expected volatility range	48.20%-56.00%	47.9%-50.69%	47.83%-52.04%
Exercise multiple	2.8	N/A	N/A
Contractual life	10 years	10 years	10 years
Fair market value per ordinary share as at valuation dates	US$0.013-9.29	US$0.93-3.11	US$0.28-0.76

The following table summarizes the share option activities for the year ended December 31, 2024:

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per option	US$ per option	Years	US$
Outstanding, January 1, 2024	21,005,541	1.7560	7.84	5.61	10,441

Granted	1,395,408	0.0002	0.74
Exercised	(5,173,523)	0.0002	24.30
Forfeited	(2,287,481)	1.5826	1.59

Outstanding, December 31, 2024	14,939,945	2.2266	2.43	7.72	4,238

Vested and expected to vest at December 31, 2024	14,939,945	2.2266	2.43	7.72	4,238

Exercisable at December 31, 2024	1,251,990	2.9451	16.82	5.05	901

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date for those awards that had an exercise price below the estimated fair value of the relevant ordinary shares.
The weighted average grant date fair value of the share options granted during the years ended December 31, 2022, 2023 and 2024 were US$0.66, US$3.07 and US$0.74, respectively. Total intrinsic value of the options ex erc
ised for the years ended December 31, 2022, 2023 and 2024 were RMB1,686, RMB229 and RMB27,657 (US$3,789). The aggregate fair values of the equity awards vested during the years ended December 31, 2022, 2023 and 2024 were RMB23,816, RMB39,410 and RMB987,921 (US$135,345), respectively.
As of December 31, 2024, total unrecognized employee share-based compensation expense related to unvested options was RMB37,938 (US$5,197), which may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost is recognized over a weighted-average period of 2.06 years.

Restricted shares units
The Board granted restricted share units to the board members in June 2020, June 2022 and June 2023. The Board determined vesting and other conditions of individual awards, which are subject to multiple service vesting periods. The restricted share units vest over a period of two years. The Group determined the fair value of the restricted share units using the grant date closing ADS price quoted on NASDAQ exchange. The Group recognized share-based compensation expenses using the straight-line method over the requisite service period, which is generally the vesting period of the restricted shares units. The restricted shares units are exercisable up to ten years from the grant date. The following table summarizes the restricted shares unit activities for the year ended December 31, 2024:

	Number of shares	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per unit	Years	US$
Outstanding, December 31, 2023	31,330	2.43	8.72	33

Vested	(31,330)	2.43

Outstanding, December 31, 2024	—	—	—	—

Vested and expected to vest at December 31, 2024	25,267	2.34	7.47	19

Total share-based compensation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenues	1,783	2,313	1,869	256
Research and development expenses	52,873	53,474	30,677	4,203
Selling and marketing expenses	8,525	9,658	5,010	686
General and administrative expenses	263,603	195,274	118,066	16,175

	326,784	260,719	155,622	21,320